UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Mar. 31, 2011 CNY
Accounts receivable, allowance for doubtful accounts		13,873	11,850
Non-current accounts receivable, allowance for doubtful accounts		36,154	28,106
Ordinary shares, par value	$ 0.0001
Ordinary shares, shares authorized	250,000,000	250,000,000	250,000,000
Ordinary shares, shares issued	73,196,547	73,196,547	75,406,875
Ordinary shares, shares outstanding	73,196,547	73,196,547	75,406,875